Business Combinations and Divestitures (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	11 Months Ended	12 Months Ended				6 Months Ended
	Nov. 19, 2012	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions location	Apr. 15, 2013 China Auto	Jun. 30, 2013 Dollar Thrifty Automotive Group Inc	Dec. 12, 2012 Dollar Thrifty Automotive Group Inc	Jun. 30, 2013 Domestic [Member] Series of Individually Immaterial Business Acquisitions location	Jun. 30, 2013 International [Member] Series of Individually Immaterial Business Acquisitions location
Acquisition
Per share price							$ 87.50	$ 87.50
Recognized identifiable assets acquired, goodwill and liabilities assumed, net							$ 2,592,000,000	$ 2,592,000,000
Gross cash acquisition payments	2,551,000,000						2,551,000,000
Recognized identifiable assets acquired and liabilities assumed, cash and cash equivalents							404,000,000	404,000,000
Fair value of equity interest in acquiree							41,000,000	41,000,000
Proceeds from issuance of debt								1,950,000,000
Business Acquisition, Pro Forma Information [Abstract]
Pro Forma Revenue		2,555,100,000	4,812,500,000	10,193,300,000	9,920,300,000	7,904,300,000
Pro Forma Loss		123,600,000	90,600,000	441,800,000	235,100,000	(48,600,000)
Other Acquisitions [Abstract]
Number of Businesses Acquired									19				5	5
Discontinued Operations and Disposal Groups [Abstract]
Estimate of possible loss											$ 15,700,000	$ 24,100,000
Ownership percentage acquired										10.00%
Ownership percentagne, fully diluted basis										18.64%